Income taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes - Schedule of Components of Income before Income Taxes

The components of income before income taxes are as follows:

Income / (Loss)	12 months ended December 31,
USD'000	2024	2023	2022
Switzerland	(10,907)	(6,524)	-
Foreign	(7,209)	3,481	2,525
Income / (loss) before income tax	(18,116)	(3,043)	2,525

Income Taxes - Schedule of Income Tax Expense

The components of income taxes relating to the Group are as follows:

Income taxes	12 months ended December 31,
USD'000	2024	2023	2022
Switzerland	-	-	-
Foreign	3,085	225	(3,245)
Income tax expense / (income)	3,085	225	(3,245)

Income Taxes - Schedule of Income Tax Expense at the Swiss Statutory Rate

The difference between the income tax recovery / (expense) at the local statutory rate compared to the Group’s income tax recovery / (expense) as reported is reconciled below:

	12 months ended December 31,
USD'000	2024	2023	2022
Net income / (loss) before income tax	(18,116)	(3,043)	2,525
Statutory tax rate	14%	14%	25%
Expected income tax (expense)/recovery	2,536	426	(631)
Change in tax loss carryforwards	3,912	869	(41)
Change in loss carryforwards in relation to the debt remission	(52)	(514)	1,342
Change in valuation allowance	(6,932)	(600)	2,185
Foreign tax effects	(1,047)	(75)	(95)
Nontaxable or nondeductible items	(1,491)	(22)	157
Other	(11)	(309)	328
Income tax (expense) / recovery	(3,085)	(225)	3,245

Income Taxes - Schedule of Deferred Tax Assets and Liabilities

The Group’s deferred tax assets and liabilities consist of the following:

Deferred income tax assets/(liabilities)	As at December 31,	As at December 31,
USD'000	2024	2023
Switzerland	-	-
Foreign	-	3,077
Deferred income tax assets / (liabilities)	-	3,077

Deferred tax assets and liabilities	As at December 31,	As at December 31,
USD'000	2024	2023
Defined benefit accrual	(9)	(3)
Tax loss carryforwards	8,380	4,468
Add back loss carryforwards used for the debt remission	776	828
Valuation allowance	(9,147)	(2,216)
Deferred tax assets / (liabilities)	-	3,077

Income Taxes - Schedule of Operating Loss Carryforward

As of December 31, 2024, the Group’s operating cumulated loss carry-forwards of all jurisdictions are as follows:

Operating loss-carryforward as of December 31, 2024
Total operating loss carry-forwards / Year of expiration if applicable to jurisdiction
USD'000	Switzerland	France	Total
2025	—	—	—
2026	—	—	—
2027	—	—	—
2028	—	—	—
2029	188	—	188
2030	7,189	—	7,189
2031	10,062	—	10,062
No expiration	-	23,753	23,753
Totals	17,439	23,753	41,192

Income Taxes - Summary of Income Tax Examinations	The following tax years remain subject to examination:
Significant jurisdictions	Open years
Switzerland	2024
France	2021 – 2024
Japan	2024
Taiwan	2024